UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


Crystal Smolinski             San Francisco, CA   February __, 2007


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      88

Form 13F Information Table Value Total:      204,265 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                          <C
                                                          >
NAME OF ISSUER      TITLE                                                    VOTING AUTH
                    OF                    VALUE           SH  INV. OTH
                    CLASS  CUSIP          X1000  SHARES   /   DISC ER
                                                          PR  .    MGR
                                                          N
                                                                         SOLE       SH  NONE
                                                                                    R

Abbott Labs         commo  002E24100      648    13300    SH  Sole       13300
                    n
Affordable          commo  8273104        7424   637230   SH  Sole       637230
Residential         n
Alliancebernstein   commo  011881G106     477    5929     SH  Sole       5929
Hldg                n
Avaya Inc.          commo  53499109       175    12500    SH  Sole       12500
                    n
Chesapeake Energy   commo  165167107      5632   193889   SH  Sole       193889
Corp.               n
ChevronTexaco Corp  commo  166764100      350    4754     SH  Sole       4754
                    n
Comcast Corp Cl A   commo  20030N101      201    4752     SH  Sole       4752
Special New         n
ConocoPhillips      commo  20825C104      992    13786    SH  Sole       13786
                    n
Crown Holdings Inc  commo  2283681060     8839   422535   SH  Sole       422535
                    n
RR Donnelley &      commo  2578671016     4421   124400   SH  Sole       124400
Sons Co             n
FPL Group           commo  302571104      596    10950    SH  Sole       10950
Incorporated        n
Ishares DJ US MDIF  DJ     464288810      255    5000     SH  Sole       5000
                    MED
                    DEVIC
                    ES
Safeguard Hlth Ent  commo  786444208      542    139      SH  Sole       139
New                 n
SunCor              commo  8672291066     6007   76128    SH  Sole       76128
                    n
ABB Ltd             commo  375204         511    28400    SH  Sole       28400
                    n
Alliance Wld        commo  01879R1068     164    12000    SH  Sole       12000
Dollar Gov't fund   n
America Movil       commo  02364W105      277    6123     SH  Sole       6123
                    n
American Tower      commo  29912201       10959  293960   SH  Sole       293960
Corp                n
Amgen Incorporated  commo  31162100       1742   25500    SH  Sole       25500
                    n
Apache Corp         commo  37411105       250    3754     SH  Sole       3754
                    n
Arch Capital        commo  G0450A105      10863  160678   SH  Sole       160678
                    n
Bank of America     commo  60505104       807    15122    SH  Sole       15122
                    n
Barclays PLC Adr    commo  06738E204      233    4000     SH  Sole       4000
                    n
Berkshire Hathaway  commo  84670207       2574   702      SH  Sole       702
B                   n
Boardwalk Pipeline  UT     96627104       878    28500    SH  Sole       28500
Partners            Ltd
                    Partn
                    er
BP Plc              commo  55622104       376    5598     SH  Sole       5598
                    n
Brown Forman Corp   commo  115367209      344    5200     SH  Sole       5200
Class B             n
Bunge LTd.          commo  G16962105      372    5125     SH  Sole       5125
                    n
Camden Property     commo  133131102      272    3678     SH  Sole       3678
Trust SBI           n
CapitalSource Inc   commo  14055X102      16287  596386   SH  Sole       596386
                    n
Cisco Systems Inc.  commo  17245R102      325    11888    SH  Sole       11888
                    n
Citigroup Inc       commo  172967101      413    7421     SH  Sole       7421
                    n
Comcast Corp Cl A   commo  20030N200      857    20470    SH  Sole       20470
Special New         n
DCP Midstream       COM    23311P100      515    14908    SH  Sole       14908
Partners            UT
                    LTD
                    PTN
DST Systems         commo  233326107      3631   57985    SH  Sole       57985
                    n
Duke Energy Corp    commo  26441C105      345    10400    SH  Sole       10400
                    n
Edison Intl.        commo  281020107      205    4500     SH  Sole       4500
Calif.              n
Emerson Electric    commo  291011104      295    6691     SH  Sole       6691
Co                  n
Enterprise Prod     commo  293792107      753    26000    SH  Sole       26000
Partners LP         n
Exxon Mobil Corp    commo  30231G102      3512   45834    SH  Sole       45834
                    n
Fiduciary Claymor   commo  31647Q106      471    20750    SH  Sole       20750
MLP OPPty           n
First Energy Corp   commo  337932107      513    8500     SH  Sole       8500
                    n
Gabelli Div &       commo  3624H104       1067   49700    SH  Sole       49700
Income Trust        n
Gartner Inc.        commo  366651107      2590   130850   SH  Sole       130850
                    n
Gastar Exploration  commo  367299104      2249   303340   SH  Sole       303340
Ltd                 n
General Electric    commo  369604103      11287  2320     SH  Sole       2320
                    n
Goldman Sachs       commo  3814G104       462    24045    SH  Sole       24045
Group  Inc.         n
Guitar Center Inc   commo  402040109      1093   149850   SH  Sole       149850
                    n
Hilton Hotels       commo  432848109      5230   3005     SH  Sole       3005
                    n
Illinois Tool       commo  452308109      139    10169    SH  Sole       10169
Works               n
Intel Corp          commo  458140100      206    9504     SH  Sole       9504
                    n
International       commo  459200101      923    5000     SH  Sole       5000
Business Machines   n
Ishares DJ US       Index  964287812      298    5700     SH  Sole       5700
Consmr Non Cycle    Fund
Ishares DJ US Oil   DJ     464288844      258    18900    SH  Sole       18900
& Equip             Oil
                    Equip
ishares Inc Msci    Index  464286806      509    1800     SH  Sole       1800
German              Fund
ishares MSCI Pac    MSCI   464286665      225    3000     SH  Sole       3000
Ex-Jpn Index        PAC
                    J IDX
ishares MSCI sth    Index  464287556      233    4000     SH  Sole       4000
Korea Ind Fd        Fund
ishares S&P Global  S&P    464287325      229    6000     SH  Sole       6000
Healthcare          Glgl
                    Healt
                    hcare
ishares Tr Goldman  Index  464287515      267    200400   SH  Sole       200400
Sachs Swif          Fund
Istar Financial     commo  45031U101      9583   24197    SH  Sole       24197
Inc                 n
Jcrew Group         commo  46612H402      933    24197    SH  Sole       24197
                    n
Johnson & Johnson   commo  478160104      2046   30996    SH  Sole       30996
Common              n
Jp Morgan Chase     commo  46625H1005     431    8928     SH  Sole       8928
                    n
Kellogg co          commo  487836108      225    4500     SH  Sole       4500
                    n
Lamar Advertising   commo  5128151017     2635   40300    SH  Sole       40300
Co A                n
Lehman Brothers     commo  524908100      205    2630     SH  Sole       2630
Holdings Inc        n
Liberty Media       commo  53071M3025     4835   49350    SH  Sole       49350
Holdings Corp-Ca    n
Magellan Midstream  COM    559080106      609    15780    SH  Sole       15780
Partners            UNIT
                    RP LP
Merrill Lynch &     commo  590188108      228    2450     SH  Sole       2450
Co. Inc.            n
Microsoft Inc       commo  594918104      9316   311983   SH  Sole       311983
                    n
Mills Corp          commo  601148109      1382   69080    SH  Sole       69080
                    n
Morgan Stanley      commo  6174464486     8078   99200    SH  Sole       99200
                    n
Oracle Corp         commo  68389X105      7148   417024   SH  Sole       417024
                    n
Pepsico Inc         commo  713448108      590    9427     SH  Sole       9427
                    n
Plains All          UNIT   726503105      205    4000     SH  Sole       4000
American Pipeline   LTD
                    PRTN
Powershares Water   commo  73935X575      291    15800    SH  Sole       15800
Res Ptf             n
Procter & Gambel    commo  742718109      751    11681    SH  Sole       11681
Co                  n
Restoration         commo  7609811002     91     10721    SH  Sole       10721
Hardware            n
Schlumberger        commo  806857108      925    14650    SH  Sole       14650
                    n
Southern Union Co   commo  844030106      10907  390245   SH  Sole       390245
                    n
Thermo Fisher       commo  883556102      208    4600     SH  Sole       4600
Scientific          n
Tiffany & Co New    commo  886547108      228    5800     SH  Sole       5800
                    n
Tyco Intl LTD New   commo  902124106      8994   295868   SH  Sole       295868
                    n
United              commo  913017109      304    4869     SH  Sole       4869
Technologies Corp   n
United Health       commo  91324P102      5995   111577   SH  Sole       111577
Group               n
Wells Fargo & Co.   commo  949746101      898    25244    SH  Sole       25244
Inc. Cl A New       n
White Mountains     commo  GN618E107      2282   3938     SH  Sole       3938
Insurance           n
Williams Companies  commo  969457100      1374   52600    SH  Sole       52600
                    n



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